PROPERTY, PLANT AND EQUIPMENT - Key Valuation Metrics (Details) - Property, plant and equipment [member] - Infrastructure - Discounted cash flow [member] - yr	Dec. 31, 2024	Dec. 31, 2023
Utilities [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Terminal capitalization multiples	16	15
Utilities [Member] | Bottom of range
Disclosure of detailed information about property, plant and equipment [line items]
Terminal Year	10	10
Discount rate	8.00%	8.00%
Utilities [Member] | Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Terminal Year	20	20
Discount rate	15.00%	11.00%
Transport
Disclosure of detailed information about property, plant and equipment [line items]
Terminal Year	10	10
Discount rate	10.00%
Transport | Bottom of range
Disclosure of detailed information about property, plant and equipment [line items]
Terminal capitalization multiples	9	8
Discount rate		9.00%
Transport | Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Terminal capitalization multiples	20	20
Midstream [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Terminal capitalization multiples	8	10
Discount rate	15.00%	15.00%
Midstream [Member] | Bottom of range
Disclosure of detailed information about property, plant and equipment [line items]
Terminal Year	1	6
Midstream [Member] | Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Terminal Year	2